Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
1 2 .	Intangible assets, net
Intangible assets, net, as of December 31, 2018 and 2019, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
License	—	35,410
Software copyright	—	14,506
Customer database	9,697	9,697
Customer relationship	—	2,833
Trademark	162	162
Less: Accumulated amortization	(4,436)	(12,818)

Intangible assets, net	5,423	49,790

Amortization expenses for the years ended December 31, 2017, 2018 and 2019 was RMB1,765, RMB1,789 and RMB8,383, respectively.
As of December 31, 2019, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	2020	2021	2022	2023	2024	2025 and thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	11,412	6,577	2,396	2,379	2,366	24,660	49,790